Description of Oganization and Business Operations (Details) - USD ($)		2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 18, 2019	Dec. 13, 2019	Dec. 31, 2019	Dec. 31, 2020	Mar. 29, 2021
Description of Oganization and Business Operations (Textual)
Price per share		$ 10.00
Gross proceeds		$ 70,000,000
Fair market value percentage				80.00%
Ownership percentage				50.00%
Maturity Term		180 days
Transaction costs				$ 2,256,347
Underwriting fees				1,811,250
Other offering costs				445,097
Cash held outside in trust account			$ 528,742	135,975
Net loss				109,449
Working capital deficit				196,438
Cash used in operating activities			$ 84,321	353,141
Offering expense				$ 187,916
Sponsor [Member] | Subsequent Event [Member]
Description of Oganization and Business Operations (Textual)
Aggregate loan amount					$ 650,000
Public Shares [Member]
Description of Oganization and Business Operations (Textual)
Redeem percentage				15.00%
Business Combination [Member]
Description of Oganization and Business Operations (Textual)
Price per share				$ 10.00
Net tangible assets				$ 5,000,001
Redeem percentage				100.00%
Business combination, description				The Company will have until September 13, 2021 (the "Combination Period") to consummate a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders' rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company's board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Warrant [Member]
Description of Oganization and Business Operations (Textual)
Gross proceeds				$ 2,575,000
Warrant [Member] | Sponsor [Member]
Description of Oganization and Business Operations (Textual)
Sale of warrants	236,250			2,575,000
Warrant One [Member]
Description of Oganization and Business Operations (Textual)
Price per share	$ 1.00
IPO [Member]
Description of Oganization and Business Operations (Textual)
Public offering		7,000,000
Price per share				$ 1.00
IPO [Member] | Warrant [Member]
Description of Oganization and Business Operations (Textual)
Price per share		$ 10.00
Gross proceeds				$ 2,575,000
Net proceeds deposited in trust account		$ 70,000,000
Private Placement One [Member]
Description of Oganization and Business Operations (Textual)
Public offering	1,050,000
Price per share	$ 10.00
Sale of warrants	236,250
Private Placement One [Member] | Warrant [Member]
Description of Oganization and Business Operations (Textual)
Gross proceeds	$ 10,736,250
Net proceeds deposited in trust account	10,500,000
Aggregate proceeds held in the trust account	$ 80,500,000
Private Warrants [Member]
Description of Oganization and Business Operations (Textual)
Excercise price	$ 0.91		$ 0.91
Private Warrants [Member] | Warrant [Member] | Sponsor [Member]
Description of Oganization and Business Operations (Textual)
Price per share				$ 10.00